Note 12 - Segments and Geographic Information - Revenue From Unaffiliated Customers by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 7,141	$ 1,447
Asia [Member]
Revenue	4,946	889
Europe And Middle East [Member]
Revenue	1,489	551
Latin America [Member]
Revenue	382
UNITED STATES
Revenue	315
CANADA
Revenue	9	5
Other [Member]
Revenue		$ 2